VLU-Q3

Quarterly Report
September 30, 2025
MFS®  Value Series

MFS® Variable Insurance Trust

Portfolio of Investments
9/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace & Defense – 10.0%
Boeing Co. (a)	273,709	$59,074,613
General Dynamics Corp.	156,823	53,476,643
Honeywell International, Inc.	147,762	31,103,901
Northrop Grumman Corp.	54,831	33,409,625
RTX Corp.	401,784	67,230,517
		$244,295,299
Alcoholic Beverages – 0.3%
Diageo PLC	313,891	$7,472,430
Brokerage & Asset Managers – 7.7%
Blackrock, Inc.	35,275	$41,126,064
Citigroup, Inc.	446,495	45,319,243
KKR & Co., Inc.	327,733	42,588,903
LPL Financial Holdings, Inc.	43,198	14,371,543
NASDAQ, Inc.	498,082	44,055,353
		$187,461,106
Business Services – 2.6%
Accenture PLC, “A”	165,273	$40,756,322
Equifax, Inc.	92,331	23,685,671
		$64,441,993
Computer Software - Systems – 0.2%
CDW Corp.	35,959	$5,727,550
Construction – 1.4%
CRH PLC	154,189	$18,487,261
Otis Worldwide Corp.	75,944	6,943,560
Sherwin-Williams Co.	28,584	9,897,496
		$35,328,317
Consumer Products – 1.8%
Kenvue, Inc.	836,986	$13,584,283
Kimberly-Clark Corp.	118,644	14,752,195
Reckitt Benckiser Group PLC	209,361	16,169,101
		$44,505,579
Electrical Equipment – 1.5%
Eaton Corp. PLC	66,395	$24,848,329
W.W. Grainger, Inc.	12,584	11,992,048
		$36,840,377
Electronics – 6.2%
Analog Devices, Inc.	197,045	$48,413,957
KLA Corp.	36,119	38,957,953
NXP Semiconductors N.V.	141,944	32,324,907
Texas Instruments, Inc.	171,672	31,541,297
		$151,238,114
Energy - Independent – 2.5%
ConocoPhillips	473,250	$44,764,717
EOG Resources, Inc.	149,783	16,793,670
		$61,558,387

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Integrated – 3.3%
Chevron Corp.	213,459	$33,148,048
Exxon Mobil Corp.	412,082	46,462,246
		$79,610,294
Food & Beverages – 3.1%
Coca-Cola Europacific Partners PLC	117,060	$10,583,395
Mondelez International, Inc.	380,518	23,770,959
Nestle S.A.	159,529	14,643,281
PepsiCo, Inc.	183,131	25,718,918
		$74,716,553
Gaming & Lodging – 1.4%
Marriott International, Inc., “A”	127,442	$33,190,994
Health Maintenance Organizations – 4.3%
Cigna Group	232,705	$67,077,216
Elevance Health, Inc.	70,221	22,689,810
Humana, Inc.	53,748	13,983,617
		$103,750,643
Insurance – 11.0%
Aon PLC	121,409	$43,292,021
Chubb Ltd.	140,382	39,622,820
Marsh & McLennan Cos., Inc.	245,480	49,471,584
Progressive Corp.	364,902	90,112,549
Travelers Cos., Inc.	161,215	45,014,452
		$267,513,426
Machinery & Tools – 3.0%
Caterpillar, Inc.	28,754	$13,719,971
Illinois Tool Works, Inc.	101,156	26,377,439
PACCAR, Inc.	272,705	26,812,356
Trane Technologies PLC	17,188	7,252,648
		$74,162,414
Major Banks – 10.3%
JPMorgan Chase & Co.	372,446	$117,480,642
Morgan Stanley	345,040	54,847,558
PNC Financial Services Group, Inc.	212,398	42,677,130
Wells Fargo & Co.	428,395	35,908,069
		$250,913,399
Medical & Health Technology & Services – 3.1%
McKesson Corp.	98,412	$76,027,207
Medical Equipment – 1.6%
Abbott Laboratories	284,126	$38,055,836
Other Banks & Diversified Financials – 2.3%
American Express Co.	166,529	$55,314,273
Pharmaceuticals – 5.7%
AbbVie, Inc.	178,092	$41,235,422
Johnson & Johnson	312,502	57,944,121
Merck & Co., Inc.	220,080	18,471,314
Pfizer, Inc.	803,824	20,481,435
		$138,132,292

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 2.1%
Canadian National Railway Co.	95,835	$9,037,241
Union Pacific Corp.	177,011	41,840,090
		$50,877,331
Real Estate - Storage – 2.0%
Prologis, Inc., REIT	355,863	$40,753,431
Public Storage, Inc., REIT	24,710	7,137,483
		$47,890,914
Specialty Stores – 1.9%
Lowe's Cos., Inc.	188,637	$47,406,364
Utilities - Electric Power – 9.5%
American Electric Power Co., Inc.	100,165	$11,268,563
Dominion Energy, Inc.	729,284	44,610,302
Duke Energy Corp.	405,255	50,150,306
Exelon Corp.	410,087	18,458,016
PG&E Corp.	1,792,418	27,029,663
Southern Co.	481,274	45,610,337
Xcel Energy, Inc.	436,653	35,216,065
		$232,343,252
Total Common Stocks		$2,408,774,344
Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.19% (v)	26,396,416	$26,399,056

Other Assets, Less Liabilities – 0.1%		1,406,980
Net Assets – 100.0%		$2,436,580,380

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $26,399,056 and
$2,408,774,344, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,350,868,896	$—	$—	$2,350,868,896
United Kingdom	10,583,395	23,641,531	—	34,224,926
Switzerland	14,643,281	—	—	14,643,281
Canada	9,037,241	—	—	9,037,241
Investment Companies	26,399,056	—	—	26,399,056
Total	$2,411,531,869	$23,641,531	$—	$2,435,173,400
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$9,567,969	$213,616,291	$196,783,855	$(1,060)	$(289)	$26,399,056

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$662,213	$—